General (Details) - USD ($) $ in Thousands		1 Months Ended
	Nov. 11, 2021	Feb. 28, 2020
General (Details) [Line Items]
Total consideration	$ 20,000
BlackBag [Member]
General (Details) [Line Items]
Total base consideration		$ 33,362
Business Combination [Member] | BlackBag [Member]
General (Details) [Line Items]
Acquisition shares percentage		100.00%